SCHEDULE OF ALLOWANCE FOR INVENTORY OBSOLESCENCE (Details) - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Inventory Disclosure [Abstract]
Balance at beginning of fiscal year	$ 108,055	$ 85,058
Provision for estimated obsolescence	1,788,999	635,137
Write-offs and recoveries	(1,016,128)	(612,140)
Balance at end of fiscal year	$ 880,926	$ 108,055